Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total debt	$ 182,500	$ 182,650
Less: unamortized original issue and debt discount	(36,538)	(62,140)
Total debt, net of unamortized original issue and debt discount	145,962	120,510
Less: current portion of debt	0	(22,093)
Noncurrent portion of debt	145,962	98,417
Other debt facilities (various maturities and interest rates)
Debt Instrument [Line Items]
Total debt	0	3,847
Convertible notes | 2025 Notes
Debt Instrument [Line Items]
Total debt	67,500	160,000
Convertible notes | 2026 Notes
Debt Instrument [Line Items]
Total debt	115,000	0
Notes Payable | Seller notes
Debt Instrument [Line Items]
Total debt	0	18,680
Unsecured Debt | Provider Relief and EIDL Funds
Debt Instrument [Line Items]
Total debt	$ 0	$ 123